IMPACT OF COVID-19	12 Months Ended
Jun. 30, 2021
IMPACT OF COVID-19
IMPACT OF COVID-19

21.IMPACT OF COVID-19

In December 2019, a novel strain of coronavirus (“COVID-19”) was reported in Wuhan, China. On March 11, 2020, the World Health Organization declared COVID-19 a pandemic. COVID-19 has disrupted business activities in Argentina and worldwide. The Group’s operations, which involve agricultural production and commercialization activities, have been mostly exempted from the disruption. Consequently, our financial condition, liquidity position and results of operations have not been materially impacted as we have been allowed to continue with our operations.

The eventual scope of the Coronavirus outbreak and its impact on the country's and global economy are unknown, with governments being able to implement stricter containment measures, which are not predictable in this instance. It cannot be reasonably quantified to what extent the Coronavirus will affect the Company's business and the results of its operations in the future if this situation is prolonged. The Board of Directors and senior management are closely monitoring the situation and taking all necessary measures at their disposal to protect human life and the Group’s operations and financial condition.